AQR International Momentum Fund
FUND SUMMARY: AQR INTERNATIONAL MOMENTUM FUND
INVESTMENT OBJECTIVE
The AQR International Momentum Fund (the “Fund”) seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AQR International Momentum Fund Class L
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none
Redemption Fee (as a percentage of amount redeemed or exchanged, only within 60 days)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AQR International Momentum Fund Class L
Management Fee		0.35%
Distribution (12b-1) fee		none
Borrowing costs		0.01%
All other expenses		0.61%
Total Other Expenses		0.62%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		0.99%
Less: Fee Waivers and/or Expense Reimbursements	[1]	(0.31%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements		0.68%
[1]	The Adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 0.65% for Class L Shares (the "Fee Waiver Agreement"). This arrangement will continue at least through April 30, 2013. The Fee Waiver Agreement may only be terminated with the consent of the Board, including a majority of the Trustees of the Trust who are not "interested persons" of the Trust within the meaning of the 1940 Act and does not extend to interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales and extraordinary expenses. Under the Fee Waiver Agreement, the Adviser is entitled to recapture the fees waived and/or expenses reimbursed, only to the extent that the repayment of fees and/or expenses can be made during the thirty-six months following the applicable period during which the Adviser waived fees or reimbursed the Fund for its expenses under the Fee Waiver Agreement. In no case will the Adviser recapture any amount that would cause the aggregate operating expenses of the Fund attributable to a share class during a year in which a repayment is made to exceed the applicable limits described above.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Fee Waiver Agreement through April 30, 2013, as discussed in Footnote No. 1 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AQR International Momentum Fund Class L	69	284	517	1,185

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
               The Fund will invest primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months that ranks in the top third of its relevant universe at the time of purchase. In assessing positive momentum, the Adviser may also consider additional factors, such as the security’s return over the most recent month and other time periods. The criteria the Adviser uses for determining positive momentum may change from time to time.

               The Adviser uses a float-adjusted market capitalization approach to weight the securities in the Fund’s portfolio. In general, this means that a security’s weight in the portfolio at the time of purchase will be proportional to its float-adjusted market capitalization relative to the other securities in the portfolio.

               The Fund will generally invest in developed markets outside the U.S. As of the date of this Prospectus, the Adviser considers the following 20 countries to be developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Israel, Italy, Japan, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. This list is subject to change from time to time. The Adviser considers the Fund’s universe to be those large cap companies that are in the top 85% of the market capitalization of all eligible securities in each of the major developed regions: Asia, Australia, Canada, Europe ex United Kingdom, and the United Kingdom provided, however, that this threshold may vary when taking into account transaction costs and taxes. Although the Fund does not limit its investments to any one country, the Fund may invest in any one country without limit.

               Funds using momentum strategies typically have high portfolio turnover. The Fund is expected to have annual turnover of approximately 100% for its first fiscal year, although actual portfolio turnover during this period may be higher or lower and will be affected by market conditions during the period. In light of this level of turnover, the Adviser believes that effective management of transaction costs is essential. Transaction costs include commissions, bid-ask spreads, market impact and time delays (the time between the investment decision and implementation, during which a market may move for or against the Fund). The Adviser will seek to strike a balance between maintaining the desired exposure to positive momentum while attempting to keep transaction costs reasonably low.

                The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures, currency forward contracts and other types of equity-linked derivative instruments such as equity swaps and equity index swaps, as well as exchange-traded-funds and similar pooled investment vehicles to gain exposure to the equity market and to maintain liquidity to pay for redemptions. A portion of the Fund’s assets may be held in cash or cash-equivalent investments, including, but not limited to short-term investment funds.

To attempt to increase its income or total return, the Fund may lend its portfolio securities to certain types of eligible borrowers.
PRINCIPAL RISKS OF INVESTING IN THE FUND
               Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

                Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

                Counterparty Risk: The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

                Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

                Derivatives Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

                Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

                Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

                High Portfolio Turnover Risk: To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

                Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

                Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

                Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

                Mid Cap Securities Risk: The prices of securities of mid cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.

                Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models (both proprietary models developed by the Adviser, and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

               When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

                All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

                Momentum Style Risk: Investing in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Securities Lending Risk: The Fund’s risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (i) the inability of the borrower to return the securities, (ii) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (iii) a delay in recovery of the securities, or (iv) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.
PERFORMANCE INFORMATION
               The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance can be obtained by visiting http://www.aqrfunds.com.

Class L Shares—Total Returns for Year Ended December 31, 2011
The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.

Highest Quarterly Return	Lowest Quarterly Return
20.21% (3Q10)	-23.88% (3Q11)
During the first quarter of 2012, the Fund had a total return of 7.48% for Class L Shares.
Average Annual Total Returns for Year Ended December 31, 2011
The following table compares the Fund’s average annual total returns for Class L Shares as of December 31, 2011 to the MSCI World ex-USA Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.
Average Annual Total Returns AQR International Momentum Fund	One Year	Since Inception	Inception Date
Class L	(14.42%)	7.74%	Jul. 09, 2009
Return After Taxes on Distributions Class L	(14.74%)	7.14%	Jul. 09, 2009
Return After Taxes on Distributions and Sale of Fund Shares Class L	(9.00%)	6.39%	Jul. 09, 2009
MSCI World ex-USA Index (reflects no deductions for fees, expenses or taxes)	(12.21%)	8.15%	Jul. 09, 2009

After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.